Merger - Additional Information (Details) $ in Thousands, TEU in Millions		3 Months Ended			9 Months Ended
	Jul. 01, 2025 USD ($) TEU	Sep. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Jun. 24, 2025 USD ($)	Dec. 31, 2024 USD ($)
Business Combination [Line Items]
Cargo capacity amount | TEU	0.5
Assets		$ 10,036,094		$ 11,206,517	$ 10,036,094	$ 11,206,517		$ 11,103,403
Management fee revenues		6,367		$ 0	13,412	$ 0
Management lease, lease income, adjusted		6,300
Securitization Notes
Business Combination [Line Items]
Debt instrument, face aount	$ 284,900						$ 300,000
TCF VIII Distribution
Business Combination [Line Items]
Assets			$ 1,800,000
Long-term debt		$ 1,300,000			$ 1,300,000
Stockholders' Equity, Average Amount Outstanding			$ 500,000
Global Container International LLC
Business Combination [Line Items]
Business combination, consideration transferred	1,076,600
Payments to acquire business, gross	321,900
Business combination, consideration transferred, liabilities assumed	$ 457,700